Goldman Sachs Large Cap Value Fund Expense Example - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Large Cap Value Fund	Aug. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 646
Expense Example, with Redemption, 3 Years	899
Expense Example, with Redemption, 5 Years	1,172
Expense Example, with Redemption, 10 Years	1,947
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	601
Expense Example, with Redemption, 5 Years	1,051
Expense Example, with Redemption, 10 Years	2,297
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	470
Expense Example, with Redemption, 10 Years	1,068
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	419
Expense Example, with Redemption, 5 Years	738
Expense Example, with Redemption, 10 Years	1,642
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	524
Expense Example, with Redemption, 10 Years	1,191
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	447
Expense Example, with Redemption, 5 Years	790
Expense Example, with Redemption, 10 Years	1,759
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	$ 1,056